SCHEDULE OF INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Finished goods	$ 46,041	$ 37,379
Written down	(943)	(687)
Total inventories	$ 45,098	$ 36,692